INVENTORIES, NET	12 Months Ended
Jun. 30, 2020
INVENTORIES, NET
INVENTORIES, NET

NOTE 9. INVENTORIES, NET

Inventories, net consisted of the following:

	June 30,	June 30,	June 30,
	2019	2020	2020
	RMB	RMB	U.S. Dollars
Small component parts	¥57,060	¥57,270	$8,101
Purchased goods and raw materials	226,868	310,393	43,905
Work in process and goods on site	533,924	133,132	18,831
Finished goods	452,671	1,484,928	210,040
Allowance for slow moving inventory	—	—	—
Total inventories, net	¥1,270,523	¥1,985,723	$280,877

Provisions for slow moving inventory was ¥65,245,  ¥65,380 and ¥56,817 ($8,037) for the years ended June 30, 2018, 2019 and 2020, respectively.

Movement of allowance for slow-moving inventories is as follows:

	June 30,	June 30,	June 30,
	2019	2020	2020
	RMB	RMB	U.S. Dollars
Beginning balance	¥1,399,524	¥—	$—
Charge to cost of sales	65,380	56,817	8,037
Less: Selling of slow-moving items	(1,464,904)	(56,817)	(8,037)
Ending balance	¥—	¥—	$—